SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Income Taxes (Policies)	Sep. 30, 2025
December 31, 2024
Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion will not be realized. The Company evaluates its tax positions to determine whether it is more likely than not that a tax position will be sustained upon examination. Changes in tax laws and rates are reflected in the period of enactment.